Pension and other post-employment benefits - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee Benefits Disclosure [Line Items]
Defined contribution pension plan cost	$ 12.8	$ 14.7
Accumulated benefit obligation for pension plan	812.9	792.4
Pension benefits
Employee Benefits Disclosure [Line Items]
Defined benefit plan, plan assets, amount	665.3	620.8	$ 610.2
Expected employer contributions for next year	19.9
OPEB
Employee Benefits Disclosure [Line Items]
Defined benefit plan, plan assets, amount	223.4	201.7	$ 193.8
Expected employer contributions for next year	4.0
Private Equity Funds | Level 3
Employee Benefits Disclosure [Line Items]
Defined benefit plan, plan assets, amount	$ 32.9	$ 29.7